INVESTMENTS AT COST (Details Narrative) - USD ($)	May 23, 2024	Mar. 14, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for subcription		19,000
Percentage of subscription		19.00%
Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription fee	$ 14,010